RELATED PARTY TRANSACTIONS - Narratives (Details) - USD ($)															1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 26, 2024	Aug. 05, 2024	Aug. 01, 2024	May 14, 2024	Feb. 29, 2024	Jan. 30, 2024	Jan. 22, 2024	Dec. 22, 2023	Apr. 19, 2023	Mar. 29, 2023	Feb. 27, 2023	Feb. 17, 2023	Feb. 14, 2023	Feb. 09, 2023	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2024	Mar. 05, 2024
RELATED PARTY TRANSACTIONS
Proceeds from related party																$ 227,500	$ 322,705	$ 360,000	$ 242,577
Repayment to related party debt																445,000	$ 160,000	$ 160,000
Fair value															$ 166,449	$ 166,449
Secured Convertible Debentures
RELATED PARTY TRANSACTIONS
Interest rate																10.00%				10.00%
Related party | Will Gray
RELATED PARTY TRANSACTIONS
Proceeds from related party								$ 90,000	$ 35,000	$ 45,000
Repayment to related party debt	$ 45,000	$ 45,000
Related party | Adrian Beeston
RELATED PARTY TRANSACTIONS
Proceeds from related party				$ 27,500			$ 50,000
Repayment to related party debt	25,000
Interest rate							0.00%
Related party | Joel Solis
RELATED PARTY TRANSACTIONS
Proceeds from related party						$ 150,000					$ 60,000	$ 20,000	$ 45,000	$ 50,000
Repayment to related party debt	$ 105,000		$ 70,000		$ 150,000
Interest rate						0.00%															0.00%